Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Morgan Stanley Global Infrastructure Fund seeks to provide both capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you hold Class Q shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 36%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class Q shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company will be considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities.
Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society.
The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund invests at least 40% of its assets in the securities of issuers located outside of the United
States. The Fund's equity investments may include convertible securities.

The Fund's "Adviser," Morgan Stanley Investment Management Inc., and/or
"Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley
Investment Management Company, will shift the Fund's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. Utility companies represent a significant component of the universe of companies engaged in the infrastructure business.
These companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the utilities industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser and/or
Sub-Advisers actively manage the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those
		sectors/countries that offer the best relative valuation.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Infrastructure-Related Companies. Because the Fund concentrates its investments in infrastructure-related companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of surplus capacity, increased competition from other providers of services in a developing deregulatory environment, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of infrastructure-related companies include innovations in technology, significant changes to the number of ultimate end-users of a company's products, increased susceptibility to terrorist acts or political actions, risks of environmental damage due to a company's operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

• Utilities Industry. Changing regulation constitutes one of the key industry-specific risks for the Fund. State and other regulators often monitor and control utility revenues and costs. Regulatory authorities also may restrict a company's access to new markets. The deregulation of certain utilities companies may subject these companies to greater risks of loss. Individual sectors of the utility market are subject to additional risks. These risks apply to all utility companies-regulated, fully or partially deregulated, and unregulated.

Certain utilities companies may incur unexpected increases in fuel and other operating costs. They are adversely affected when long-term interest rates rise.
Long-term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

• Common Stock and Other Equity Securities. In general, common stock and other equity securities values fluctuate, and sometimes widely fluctuate, in response to activities specific to a company as well as general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. The Fund's emphasis on industries may cause its performance to be more sensitive to developments affecting particular industries than a fund that places primary emphasis on individual companies.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Shares of the Fund are not bank deposits and are not guaranteed or insured by
		the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class Q shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with a broad measure of market performance and a comparative sector index over time. The Fund's returns in the table include the maximum applicable sales charge and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by
		calling toll-free (800) 869-NEWS.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class Q shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with a broad measure of market performance and a comparative sector index over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Footnotes	rr_BarChartFootnotesTextBlock	Upon the consumation of the merger of the Morgan Stanley Global Utilities Fund into the Fund (the "Merger"), all then-existing Class B shares of the Fund (the
"Pre-Conversion Class B") were converted into Class Q shares. For periods prior to December 8, 2006, the chart reflects the historical performance of the
		Pre-Conversion Class B.
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/09 20.95% Low Quarter 9/30/08 -17.98%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the
		relevant periods, as applicable.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2011
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Dow Jones Brookfield Global Infrastructure IndexSM
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.48%
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | S&P Global BMI Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.72%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class Q
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	615
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375	[4]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375	[4]
Annual Return 2002	rr_AnnualReturn2002	(20.30%)
Annual Return 2003	rr_AnnualReturn2003	15.91%
Annual Return 2004	rr_AnnualReturn2004	20.37%
Annual Return 2005	rr_AnnualReturn2005	15.22%
Annual Return 2006	rr_AnnualReturn2006	20.36%
Annual Return 2007	rr_AnnualReturn2007	19.23%
Annual Return 2008	rr_AnnualReturn2008	(32.76%)
Annual Return 2009	rr_AnnualReturn2009	17.12%
Annual Return 2010	rr_AnnualReturn2010	6.91%
Annual Return 2011	rr_AnnualReturn2011	16.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.98%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Q: Return Before Taxes	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.04%	[4]
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class Q | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Q: Return After Taxes on Distributions	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.16%	[4]
Morgan Stanley Global Infrastructure Fund (Second Prospectus Summary) | Morgan Stanley Global Infrastructure Fund | Class Q | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Q: Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.68%	[4]

[1]	The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index.
[2]	The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. It is not possible to invest directly in an index.
[3]	The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Does not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class Q is currently lower than that of Class A. See "Conversion Feature" for Class Q shares in "Share Class Arrangements" for more information.
[5]	Class B shares commenced operations on April 29, 1988. On December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Performance information for Class Q shares prior to December 8, 2006 reflects the performance of the Pre-Conversion Class B shares.
[6]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.